PROPERTY AND EQUIPMENT, NET (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB
PROPERTY AND EQUIPMENT, NET
Total	$ 534.7		RUB 26,269		RUB 38,969
Less: accumulated depreciation	(248.5)		(12,074)		(18,109)
Total property and equipment, net	286.2		14,195		20,860
Leasehold improvements included in assets not yet in use	1.7		46		121
Depreciation expenses related to property and equipment, except for purchased technologies and licenses	85.0	RUB 6,197	3,480	RUB 3,132
Servers and network equipment
PROPERTY AND EQUIPMENT, NET
Total	344.7		14,530		25,122
Infrastructure systems
PROPERTY AND EQUIPMENT, NET
Total	84.9		4,449		6,185
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total	58.7		3,735		4,281
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Total	20.5		1,323		1,493
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Total	10.5		686		766
Other equipment
PROPERTY AND EQUIPMENT, NET
Total	1.0		66		74
Assets not yet in use
PROPERTY AND EQUIPMENT, NET
Total	$ 14.4		RUB 1,480		RUB 1,048